SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
U.S. Fixed Income Fund

Supplement Dated April 7, 2010
to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income and U.S. Fixed Income Funds.

Change in Sub-Advisers for the Core Fixed Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Core Fixed Income Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Jennison Associates LLC	Thomas G. Wolfe	Since 1999	Managing Director; Fixed Income Portfolio Manager
	Jonathan R. Longley	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Erik S. Brown	Since 1989	Managing Director; Fixed Income Portfolio Manager
	Richard A. Klemmer	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Itai Lourie	Since 1996	Managing Director; Fixed Income Portfolio Manager

In addition, in the sub-section entitled "Core Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2006. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

There are no other changes in the portfolio management of the Core Fixed Income Fund.

Change in Sub-Advisers for the U.S. Fixed Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the U.S. Fixed Income Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Jennison Associates LLC	Thomas G. Wolfe	Since 1999	Managing Director; Fixed Income Portfolio Manager
	Jonathan R. Longley	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Erik S. Brown	Since 1989	Managing Director; Fixed Income Portfolio Manager
	Richard A. Klemmer	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Itai Lourie	Since 1996	Managing Director; Fixed Income Portfolio Manager

In addition, in the sub-section entitled "U.S. Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2006. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

There are no other changes in the portfolio management of the U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-637 (4/10)

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
U.S. Fixed Income Fund

Supplement Dated April 7, 2010
to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income and U.S. Fixed Income Funds.

Change in Sub-Advisers for the Core Fixed Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Core Fixed Income Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Jennison Associates LLC	Thomas G. Wolfe	Since 1999	Managing Director; Fixed Income Portfolio Manager
	Jonathan R. Longley	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Erik S. Brown	Since 1989	Managing Director; Fixed Income Portfolio Manager
	Richard A. Klemmer	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Itai Lourie	Since 1996	Managing Director; Fixed Income Portfolio Manager

In addition, in the sub-section entitled "Core Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2006. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

There are no other changes in the portfolio management of the Core Fixed Income Fund.

Change in Sub-Advisers for the U.S. Fixed Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the U.S. Fixed Income Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Jennison Associates LLC	Thomas G. Wolfe	Since 1999	Managing Director; Fixed Income Portfolio Manager
	Jonathan R. Longley	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Erik S. Brown	Since 1989	Managing Director; Fixed Income Portfolio Manager
	Richard A. Klemmer	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Itai Lourie	Since 1996	Managing Director; Fixed Income Portfolio Manager

In addition, in the sub-section entitled "U.S. Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2006. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

There are no other changes in the portfolio management of the U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-638 (4/10)

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
U.S. Fixed Income Fund

Supplement Dated April 7, 2010
to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income and U.S. Fixed Income Funds.

Change in Sub-Advisers for the Core Fixed Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Core Fixed Income Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Jennison Associates LLC	Thomas G. Wolfe	Since 1999	Managing Director; Fixed Income Portfolio Manager
	Jonathan R. Longley	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Erik S. Brown	Since 1989	Managing Director; Fixed Income Portfolio Manager
	Richard A. Klemmer	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Itai Lourie	Since 1996	Managing Director; Fixed Income Portfolio Manager

In addition, in the sub-section entitled "Core Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2006. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

There are no other changes in the portfolio management of the Core Fixed Income Fund.

Change in Sub-Advisers for the U.S. Fixed Income Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the U.S. Fixed Income Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Jennison Associates LLC	Thomas G. Wolfe	Since 1999	Managing Director; Fixed Income Portfolio Manager
	Jonathan R. Longley	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Erik S. Brown	Since 1989	Managing Director; Fixed Income Portfolio Manager
	Richard A. Klemmer	Since 1982	Managing Director; Fixed Income Portfolio Manager
	Itai Lourie	Since 1996	Managing Director; Fixed Income Portfolio Manager

In addition, in the sub-section entitled "U.S. Fixed Income Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2006. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997 he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

There are no other changes in the portfolio management of the U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-639 (4/10)

SEI INSTITUTIONAL MANAGED TRUST

Core Fixed Income Fund
U.S. Fixed Income Fund

Supplement Dated April 7, 2010
to the Statement of Additional Information ("SAI") Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income and U.S. Fixed Income Funds.

Changes in Sub-Advisers for the Core Fixed Income and U.S. Fixed Income Funds

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

JENNISON ASSOCIATES LLC—Jennison Associates LLC ("Jennison") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. Jennison (including its predecessor, Jennison Associates Capital Corp.), is a registered investment advisor founded in 1969. Jennison, a Delaware limited liability company, is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Jennison

Compensation.  SIMC pays Jennison a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between Jennison and SIMC. Jennison pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended February 28, 2010.

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals and to align the interests of investment professionals with those of clients and overall firm results. Jennison recognizes individuals for their achievements and contributions, and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are typically compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional incentive compensation pool. In general, the cash bonus represents most of an investment professional's compensation.

Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professional total compensation for Jennison's fixed income team is determined through a subjective process that evaluates numerous qualitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors. Jennison's compensation system values both individual impact and teamwork.

The portfolio manager's compensation is expected to be derived from his impact on overall business performance of Jennison's fixed income business and not the specific investment performance or value of an account or grouping of accounts.

The qualitative factors reviewed for the portfolio managers may include:

•  Historical and long-term business potential of the product strategies;

•  Qualitative factors such as teamwork and responsiveness; and

•  Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

Ownership of Fund Shares.  As of February 28, 2010, Jennison's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Funds.

Other Accounts.  As of February 28, 2010, Jennison's portfolio managers were responsible for the day to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager+	Number of Accounts		Total Assets (thousands)	Number of Accounts		Total Assets (thousands)	Number of Accounts		Total Assets (thousands)
Thomas G. Wolfe	1		$1,163,376	6		$2,911,089	56		$18,421,658
	0	*	$0	0	*	$0	0	*	$0
Jonathan R. Longley	1		$1,163,376	0		$0	9		$2,784,377
	0	*	$0	0	*	$0	0	*	$0
Erik S. Brown	1		$1,163,376	2		$321,005	20		$5,602,285
	0	*	$0	0	*	$0	2	*	$606,770
Richard A. Klemmer	1		$1,163,376	0		$0	0		$0
	0	*	$0	0	*	$0	0	*	$0
Itai Lourie	1		$1,163,376	0		$0	0		$0
	0	*	$0	0	*	$0	0	*	$0

+  Assets are attributed based on a portfolio manager's designation as lead portfolio manager to an account, although Jennison follows a team based approach to portfolio management.

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests.  In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison's portfolio managers typically manage multiple accounts. Jennison's fixed income team manages separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), commingled trust accounts, other types of unregistered commingled accounts, affiliated single client and commingled insurance separate accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not for another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., long duration) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

In addition, some accounts have higher fees, including performance fees, than others. Fees charged to clients may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. Furthermore, if a greater proportion of a portfolio manager's compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager's management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager's compensation. In order to address these conflicts, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as new issues, IPOs and the allocation of transactions across multiple accounts.

There are no other changes in the portfolio management of the Core Fixed Income or U.S. Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-640 (4/10)